Income and related expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Income and related expenses

6. Income and related expenses

a) Interest income and gains (losses) on financial instruments

	2024	2023	2022

Interest income – credit card	3,802,366	2,521,892	1,014,875
Interest income – loan	3,038,663	1,650,321	932,196
Interest income – other assets at amortized cost	1,278,980	851,237	388,736
Interest income – other receivables	324,196	398,536	161,004
Interest income and gains (losses) - financial instruments at fair value	1,287,991	973,029	1,087,619
Other income at fair value	(101,153)	44,697	(29,217)
Total interest income and gains (losses) on financial instruments	9,631,043	6,439,712	3,555,213

The interest income presented above from credit card, loan, other assets at amortized cost and other receivables represents interest revenue calculated using the effective interest method. Financial assets at fair value comprise interest and the fair value changes on financial assets carried at fair value.

b) Fee and commission income

	2024	2023	2022

Interchange fees	1,380,577	1,187,857	917,373
Late fees	287,483	180,688	104,499
Recharge fees	36,710	48,711	77,469
Insurance commission	29,098	24,394	-
Rewards revenue	27,240	24,313	22,438
Other fee and commission income	124,924	123,301	115,239
Total fee and commission income	1,886,032	1,589,264	1,237,018

Fee and commission income are presented by fee types that reflect the nature of the services offered by the Group.

Recharge fees comprise the selling price of prepaid credit for mobile top ups to customers, net of acquisition costs.

c) Interest and other financial expenses

	2024	2023	2022

Interest expense on deposits	2,342,227	1,723,839	1,407,898
Interest expense on debt instruments and financing	259,430	136,423	-
Other interest and similar expenses	233,202	176,663	140,005
Interest and other financial expenses	2,834,859	2,036,925	1,547,903

d) Transactional expenses

	2024	2023	2022

Bank slip costs	20,213	23,953	33,963
Rewards expenses	68,500	58,304	42,422
Credit and debit card network costs	63,360	52,199	54,987
Financial system expenses	14,995	23,063	-
Other transactional expenses	93,256	58,411	45,055
Total transactional expenses	260,324	215,930	176,427

Transactional expenses comprise amounts related to data processing for transactions, payment scheme license fees, losses from chargeback relating to the credit and debit card transactions, costs relating to the rewards program to fulfill the redemption of the points by customers, and other costs related to payments.

Credit and debit card network costs are related to the payment programs license, which is a variable fee paid to Mastercard and other card programs to enable communications between network participants, access to specific reports, expenses related to projects involving the development of new functions, operational fixed fees, fees related to chargeback restatements and royalties.

Financial system expenses include financial infrastructure services related to clearing houses, custody, brokerage, among others.